Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Summary Of Accounts Receivable And The Related Expected Credit Loss Provision
Accounts receivable and the related
expected credit loss
provision as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Trade receivable	18,439	27,800
Less: allowance for expected credit losses	(5,424)	(4,382)

Total accounts receivable, net	13,015	23,418

Summary Of Movement Of The Expected Credit Loss Provision For Accounts Receivable
Movement of
the expected credit loss
 provision for accounts receivable is as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	(63,173)	(3,713)	(5,424)
Reversal (provision) for expected credit losses	5,213	(2,054)	360
Write-off	54,247	343	682

Balance at end of year	(3,713)	(5,424)	(4,382)